Key Management Personnel Compensation - Summary of Remuneration Paid to KMP of Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 3,170,482	$ 3,229,618	$ 2,514,689
Post-employment benefits	45,428	56,853	45,092
Termination benefits	3,491,458
Share-based compensation	(2,541,247)	3,484,966	2,228,316
Total KMP compensation	$ 4,166,121	$ 6,771,437	$ 4,788,097